Schedule of accrued expenses (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Accrued payroll	$ 116,012	$ 330,812
Audit fees	91,420
Legal costs	83,134
Accrued Interest	61,482	12,000
Accrued rental fee	36,130	167,358
Accrued Nasdaq annual listing and registrar fees	18,125
Accrued financial advisory fee	14,000
Other	4,994	6,443
Total	$ 425,297	$ 516,613